[LOGO] FIRST AMERICAN FUNDS(TM)            JUNE 30, 2002



                                           FUND PROFILE

                                           FIRST AMERICAN STRATEGY FUNDS, INC.


                                           ASSET CLASS -- ASSET ALLOCATION FUNDS



                           ASSET ALLOCATION
                                      FUNDS

           U.S. BANCORP 401(k) SAVINGS PLAN
                             CLASS Y SHARES


                                           AGGRESSIVE ALLOCATION FUND
                                           GROWTH ALLOCATION FUND
                                           GROWTH & INCOME ALLOCATION FUND
                                           INCOME ALLOCATION FUND







                                           THIS PROFILE IS INTENDED FOR USE IN
                                           CONNECTION WITH THE U.S. BANCORP
                                           401(k) SAVINGS PLAN AND IS NOT
                                           INTENDED FOR USE BY OTHER INVESTORS.

                                           THIS PROFILE SUMMARIZES KEY
                                           INFORMATION ABOUT THE FUNDS THAT ARE
                                           INCLUDED IN THE FUNDS' PROSPECTUS.
                                           THE FUNDS' PROSPECTUS INCLUDES
                                           ADDITIONAL INFORMATION ABOUT THE
                                           FUNDS, INCLUDING A MORE DETAILED
                                           DESCRIPTION OF THE RISKS ASSOCIATED
                                           WITH INVESTING IN THE FUNDS THAT YOU
                                           MAY WANT TO CONSIDER BEFORE YOU
                                           INVEST. YOU MAY OBTAIN THE
                                           PROSPECTUS AND OTHER INFORMATION
                                           ABOUT THE FUNDS AT NO COST BY CALLING
                                           FIRST AMERICAN FUNDS INVESTOR
                                           SERVICES AT 800 677-FUND, OR BY
                                           CONTACTING YOUR INVESTMENT
                                           PROFESSIONAL.

FIRST AMERICAN ASSET ALLOCATION FUNDS

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OBJECTIVE

STRATEGY AGGRESSIVE ALLOCATION FUND seeks a high level of capital growth.

STRATEGY GROWTH ALLOCATION FUND seeks capital growth with a moderate level of current income.

STRATEGY GROWTH & INCOME ALLOCATION FUND seeks both capital growth and current income.

STRATEGY INCOME ALLOCATION FUND seeks a high level of current income consistent with limited risk to capital.

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MAIN INVESTMENT STRATEGIES

Each fund seeks to achieve its objectives by investing in a variety of other mutual funds that are also advised by the funds' investment advisor. Strategy Aggressive Allocation Fund and Strategy Growth Allocation Fund seek their objectives by providing high allocations to various equity categories, including small company and international company equity securities, with relatively little emphasis on fixed income securities. Strategy Growth & Income Allocation Fund takes a more evenly balanced approach to equity securities and fixed income investments. Strategy Income Allocation Fund provides a high allocation to fixed income investments, but also has a limited equity component designed to help offset inflation and provide a source for potential increases in income over time.

The underlying funds in which the Strategy Funds invest include the sixteen equity funds and three fixed income funds named in the table below and Prime Obligations Fund, a money market fund. The funds' advisor allocates and reallocates each fund's assets among the underlying funds within ranges designed to reflect the funds' differing balances between the investment objectives of current income and growth of capital. The following table illustrates these ranges, expressed as percentages of the funds' net assets.

                                                                             Growth &
                                     Aggressive      Growth Allocation   Income Allocation   Income Allocation
                                  Allocation Fund          Fund                Fund                 Fund
--------------------------------------------------------------------------------------------------------------
                                   MIN       MAX       MIN       MAX        MIN       MAX        MIN       MAX
--------------------------------------------------------------------------------------------------------------
EQUITY FUNDS AS A WHOLE            60%      100%       50%       90%        35%       75%        15%       45%
Equity Income Fund                  0%       15%        0%       25%         0%       35%         0%       45%
Equity Index Fund                   0%       80%        0%       75%         0%       60%         0%       35%
Large Cap Core Fund                 0%       65%        0%       60%         0%       50%         0%       30%
Large Cap Growth Fund               0%       50%        0%       45%         0%       40%         0%       25%
Large Cap Value Fund                0%       50%        0%       45%         0%       40%         0%       25%
Mid Cap Core Fund                   0%       50%        0%       35%         0%       25%         0%       15%
Mid Cap Growth Fund                 0%       40%        0%       30%         0%       20%         0%       10%
Mid Cap Index Fund                  0%       60%        0%       45%         0%       30%         0%       20%
Mid Cap Value Fund                  0%       40%        0%       30%         0%       20%         0%       10%
Small Cap Core Fund                 0%       40%        0%       30%         0%       20%         0%       10%
Small Cap Growth Fund               0%       40%        0%       30%         0%       20%         0%       10%
Small Cap Index Fund                0%       50%        0%       40%         0%       25%         0%       15%
Small Cap Value Fund                0%       40%        0%       30%         0%       20%         0%       10%
Real Estate Securities Fund         0%       15%        0%       15%         0%       15%         0%       15%
International Fund                  0%       35%        0%       30%         0%       25%         0%       15%
Emerging Markets Fund               0%       15%        0%       15%         0%       10%         0%        5%

FIXED INCOME FUNDS AS A WHOLE       0%       40%       10%       50%        25%       65%        55%       85%
Fixed Income Fund                   0%       40%        0%       50%        10%       65%        25%       85%
Strategic Income Fund               0%       15%       10%       20%         0%       20%         0%       25%
High Yield Bond Fund                0%       20%        0%       20%         0%       20%         0%       25%

PRIME OBLIGATIONS FUND              0%       35%        0%       35%         0%       35%         0%       35%
--------------------------------------------------------------------------------------------------------

In addition to investing in Prime Obligations Fund, each fund also may invest in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Normally, each fund's aggregate investment in these items and in Prime Obligations Fund will not exceed the maximum percentage in the above table for Prime Obligations Fund. However, in an attempt to respond to adverse market, economic, political or other conditions, each fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities. Investing a significant percentage of a fund's assets in these securities may prevent the fund from achieving its objectives.

Additional Information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling First American Funds Investor Services at 800 677-Fund.


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             NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE
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                      1     FUND PROFILE - FIRST AMERICAN ASSET ALLOCATION FUNDS

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

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MAIN RISKS

The value of your investment in a fund will change daily, which means you could lose money. The main risks of investing in the funds include:

ACTIVE MANAGEMENT Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.

ADDITIONAL EXPENSES Investing in the underlying funds through an investment in one of the funds involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fund Summaries - Fees and Expenses."

RISKS ASSOCIATED WITH THE UNDERLYING FUNDS The funds are subject to the risks of the underlying funds in which they invest. These risks include:

o The underlying funds (other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund) are actively managed and therefore may underperform other mutual funds with similar investment objectives.
o Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities. Therefore, the net asset values of funds which invest higher proportions of their assets in equity funds may be more volatile than funds which are limited to lower proportions.
o Small Cap Growth Fund, Small Cap Value Fund, Emerging Markets Fund, International Fund, Small Cap Core Fund and Small Cap Index Fund are subject to the risks of investing in small-capitalization companies. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies.
o Mid Cap Growth Fund, Mid Cap Core Fund, Small Cap Core Fund and Small Cap Growth Fund invest in initial public offerings (IPOs). IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.
o Mid Cap Growth Fund, Mid Cap Core Fund, Mid Cap Index Fund and Mid Cap Value Fund invest in stocks of mid-capitalization companies. Although these stocks may be slightly less volatile than those of small-capitalization companies, they still involve substantial risk.
o Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry, and to the risks associated with direct investments in real estate investment trusts.
o International Fund, Emerging Markets Fund and Strategic Income Fund are subject to risks associated with investing in foreign securities, including currency risk. These risks are particularly significant in emerging markets, where Strategic Income Fund may invest and where Emerging Markets Fund primarily invests. International Fund and Emerging Markets Fund are also subject to the risks of entering into foreign currency hedging transactions.
o Most of the other equity funds invest a portion of their assets in foreign securities which are dollar-denominated and publicly traded in the United States, and which may involve risks not associated with the securities of domestic issuers.
o Each fund, except for Prime Obligations Fund, will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by each fund's advisor when entering into the derivative instrument.
o The fixed income funds are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).
o The fixed income funds may invest in mortgage- and/or asset-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the obligations underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage- and asset-backed securities with lower interest rates.
o Each fixed income fund may invest up to 25% of its total assets in dollar roll transactions, which could increase the volatility of the fund's share price and possibly diminish the fund's investment performance.
o Most of the underlying funds lend their portfolio securities to broker-dealers, banks and other institutions. These funds are subject to the risk that the other party to the securities lending agreement will default on its obligations.
o Each of Strategic Income Fund and High Yield Bond Fund may invest a significant portion of its assets in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." (High Yield Bond Fund invests primarily in these securities.) In addition, Equity Income Fund may invest in non-investment grade convertible debt obligations. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.
o Prime Obligations Fund seeks to preserve a value of $1.00 per share. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value to decline.

POSSIBLE CONFLICTS OF INTEREST The funds and the underlying funds have the same officers, directors and investment advisor. If situations arise in which the interests of the funds are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that a fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the funds and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the funds and the underlying funds.


                      2     FUND PROFILE - FIRST AMERICAN ASSET ALLOCATION FUNDS

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

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FUND PERFORMANCE

The charts and tables that follow provide you with information on each fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar charts show you how performance of each fund has varied from year to year. The tables compare each fund's share performance over different time periods to that of the fund's benchmark indices, which are broad measures of market performance. The benchmark indices are unmanaged, have no sales loads or expenses, and are unavailable for investment.

Class Y of the funds have not been offered for a full calendar year. Therefore, performance information presented in the bar charts and tables for the Funds is for each fund's Class S shares, which are offered through another prospectus. Class Y shares will have higher returns than Class S shares because, although they are invested in the same portfolio of securities, they have lower operating expenses.

Both the charts and the tables assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, the fund's performance would be reduced.

Performance figures represent actual performance of the fund. Performance of an investment in the fund through the U.S. Bancorp 401(k) plan will be lower than the actual performance of the fund due to certain expenses incurred by the plan. The return and principal value of your investment may fluctuate and, therefore, upon redemption, your investment may be worth more or less than the original cost.

STRATEGY AGGRESSIVE ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)

[BAR CHART]

18.01%    7.36%    26.49%    -1.75%    -14.19%
--------------------------------------------------------------------------------
 1997     1998      1999      2000       2001

Best Quarter:
Quarter ending   December 31, 1999       20.43%

Worst Quarter:
Quarter ending   September 30, 2001     (15.60)%

AVERAGE ANNUAL TOTAL RETURNS                   Inception        Year                                       Since
AS OF 12/31/01                                      Date     to Date(1)     One Year    Five Years     Inception
----------------------------------------------------------------------------------------------------------------
Strategy Aggressive Allocation Fund (Class S)    10/1/96        (9.85)%     (14.19)%         6.20%         6.65%
----------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(2)                       (13.16)%     (11.88)%        10.70%        11.84%
----------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(3)                           3.26%        8.48%          7.36%         7.61%
----------------------------------------------------------------------------------------------------------------

(1)Year to date performance for the fund and the indices is for the period from 1/1/02 to 6/30/02.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.


                      3     FUND PROFILE - FIRST AMERICAN ASSET ALLOCATION FUNDS

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED


STRATEGY GROWTH ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)

[BAR CHART]

16.36%    7.52%    19.13%    1.13%    -10.58%
--------------------------------------------------------------------------------
 1997     1998      1999     2000       2001

Best Quarter:
Quarter ending   December 31, 1999       14.91%

Worst Quarter:
Quarter ending   September 30, 2001     (12.45)%

AVERAGE ANNUAL TOTAL RETURNS                 Inception        Year                                        Since
AS OF 12/31/01                                    Date     to Date(1)      One Year    Five Years     Inception
---------------------------------------------------------------------------------------------------------------
Strategy Growth Allocation Fund (Class S)      10/1/96        (8.79)%      (10.58)%         6.15%         6.63%
---------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(2)                     (13.16)%      (11.88)%        10.70%        11.84%
---------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(3)                         3.26%         8.48%          7.36%         7.61%
---------------------------------------------------------------------------------------------------------------

(1)Year to date performance for the fund and the indices is for the period from 1/1/02 to 6/30/02.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.


STRATEGY GROWTH & INCOME ALLOCATION

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)

[BAR CHART]

13.96%     8.20%     13.15%     2.07%     -6.52%
--------------------------------------------------------------------------------
 1997      1998       1999      2000       2001

Best Quarter:
Quarter ending   December 31, 1999      10.33%

Worst Quarter:
Quarter ending   September 30, 2001     (9.12)%

AVERAGE ANNUAL TOTAL RETURNS                Inception        Year                                       Since
AS OF 12/31/01                                   Date     to Date(1)    One Year     Five Years     Inception
-------------------------------------------------------------------------------------------------------------
Strategy Growth & Income Allocation Fund
(Class S)                                     10/1/96        (7.01)%     (6.52)%          5.89%         6.61%
-------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(2)                    (13.16)%    (11.88)%         10.70%        11.84%
-------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(3)                        3.26%       8.48%           7.36%         7.61%
-------------------------------------------------------------------------------------------------------------

(1)Year to date performance for the fund and the indices is for the period from 1/1/02 to 6/30/02.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.


STRATEGY INCOME ALLOCATION FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class S)

[BAR CHART]

12.72%     8.46%     -0.39%     7.61%     2.63%
--------------------------------------------------------------------------------
 1997      1998       1999      2000      2001

Best Quarter:
Quarter ending   June 30, 1997           4.87%

Worst Quarter:
Quarter ending   September 30, 1999     (2.43)%

AVERAGE ANNUAL TOTAL RETURNS                Inception        Year                                       Since
AS OF 12/31/01                                   Date     to Date(1)     One Year    Five Years     Inception
-------------------------------------------------------------------------------------------------------------
Strategy Income Allocation Fund (Class S)     10/1/96        (1.81)%       2.63%          6.11%         6.40%
-------------------------------------------------------------------------------------------------------------
Standard & Poor's Composite 500 Index(2)                    (13.16)%     (11.88)%        10.70%        11.84%
-------------------------------------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(3)                        3.26%        8.48%          7.36%         7.61%
-------------------------------------------------------------------------------------------------------------

(1)Year to date performance for the fund and the indices is for the period from 1/1/02 to 6/30/02.

(2)An unmanaged index of large capitalization stocks. The since inception performance of the index is calculated from 9/30/96.

(3)An unmanaged index of Treasury securities, other securities issued by the U.S. government or its agencies or instrumentalities, and investment grade corporate debt securities. The since inception performance of the index is calculated from 9/30/96.


                      4     FUND PROFILE - FIRST AMERICAN ASSET ALLOCATION FUNDS

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

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FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the funds. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.

                                                                                                             GROWTH &
                                                                                   AGGRESSIVE      GROWTH      INCOME      INCOME
                                                                                   ALLOCATION  ALLOCATION  ALLOCATION  ALLOCATION
                                                                                         FUND        FUND        FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                        None        None        None        None
 (AS A PERCENTAGE OF OFFERING PRICE)

 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                    None        None        None        None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)

ANNUAL FUND OPERATING EXPENSES(1) (expenses that are deducted from fund assets)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                         0.25%       0.25%       0.25%       0.25%
 Distribution and Service (12b-1) Fees                                                   None        None        None        None
 Other Expenses                                                                         0.30%       0.45%       0.32%       0.53%
 Total Annual Fund Operating Expenses                                                   0.55%       0.70%       0.57%       0.78%
 Waiver of Fund Expenses(2)                                                            (0.40)%     (0.55)%     (0.42)%     (0.63)%
 NET EXPENSES(2)                                                                        0.15%       0.15%       0.15%       0.15%
----------------------------------------------------------------------------------------------------------------------------------

(1)Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, restated to reflect current fees.

(2)Certain service providers have contractually agreed to waive fees and reimburse other fund expenses until September 30, 2002, for Growth Allocation Fund, Growth & Income Allocation Fund and Income Allocation Fund, and until June 30, 2003, for Aggressive Allocation Fund, so that Net Expenses for each fund do not exceed 0.15%. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002 and June 30, 2003, respectively, at the discretion of the service providers.

RANGES OF COMBINED DIRECT AND INDIRECT EXPENSE RATIOS

As noted above, in addition to the funds' direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the ranges of combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. Ranges are presented because the underlying funds' expense ratios differ from one another, so that the actual combined direct and indirect expense ratios of the funds will depend on the allocation of fund assets among the underlying funds. Information concerning the underlying funds' expense ratios is listed under "Underlying Fund Expense Ratios" below. The information below is based on contractual fee waivers and expense reimbursements in place until September 30, 2002, and June 30, 2003. These fee waivers and expense reimbursements may be terminated at any time after September 30, 2002, for Growth Allocation Fund, Growth & Income Allocation Fund and Income Allocation Fund and after June 30, 2003, for Aggressive Allocation Fund.

                                                                                         Growth &
RANGES OF COMBINED DIRECT                        Aggressive             Growth             Income             Income
AND INDIRECT EXPENSE RATIOS                      Allocation         Allocation         Allocation         Allocation
AS A PERCENTAGE OF AVERAGE NET ASSETS(3)               Fund               Fund               Fund               Fund
--------------------------------------------------------------------------------------------------------------------
                                             0.54% to 1.33%     0.59% to 1.31%     0.62% to 1.24%     0.79% to 1.14%
--------------------------------------------------------------------------------------------------------------------

(3)The underlying funds' advisor has contractually agreed to waive fees until September 30, 2002 so that expense ratios do not exceed certain levels, as set forth in footnote 1 to the Underlying Fund Expense Ratios table below. In addition, the funds' advisor has contractually agreed to waive fees and reimburse expenses as set forth above so that total operating expenses for each fund do not exceed 0.15%. If these waivers and reimbursements were not taken into account, the ranges of combined direct and indirect expense ratios would be 0.79% to 1.58% for Aggressive Allocation Fund, 0.84% to 1.56% for Growth Allocation Fund, 0.87% to 1.49% for Growth & Income Allocation Fund, and 1.04% to 1.39% for Income Allocation Fund.


                      5     FUND PROFILE - FIRST AMERICAN ASSET ALLOCATION FUNDS

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

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EXAMPLE This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. It is based upon the midpoint of the expense ranges set forth above, and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that each fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:

                                                      Growth &
                Aggressive            Growth            Income            Income
           Allocation Fund   Allocation Fund   Allocation Fund   Allocation Fund
--------------------------------------------------------------------------------
   1 year           $   96            $   97            $   95            $   98
   3 years          $  370            $  395            $  372            $  402
   5 years          $  709            $  770            $  715            $  785
  10 years          $1,666            $1,824            $1,686            $1,861


UNDERLYING FUND EXPENSE RATIOS

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying funds, which is the only class in which the funds will invest. The ratios presented are based on contractual fee waivers and expense reimbursements agreed to by certain service providers. These fee waivers and expense reimbursements may be terminated at any time after the date set forth in the table below.(1)

Underlying Fund                       Expense Ratio       Date Effective Through
--------------------------------------------------------------------------------
Equity Income Fund                            0.90%                June 30, 2003
Equity Index Fund                             0.37%           September 30, 2002
Large Cap Core Fund                           0.90%           September 30, 2002
Large Cap Growth Fund                         0.90%                June 30, 2003
Large Cap Value Fund                          0.90%                June 30, 2003
Mid Cap Core Fund                             0.95%           September 30, 2002
Mid Cap Growth Fund                           0.95%           September 30, 2002
Mid Cap Index Fund                            0.50%           September 30, 2002
Mid Cap Value Fund                            0.95%           September 30, 2002
Small Cap Core Fund                           0.96%           September 30, 2002
Small Cap Growth Fund                         0.98%           September 30, 2002
Small Cap Index Fund                          0.68%           September 30, 2002
Small Cap Value Fund                          0.98%           September 30, 2002
Real Estate Securities Fund                   0.98%           September 30, 2002
International Fund                            1.35%           September 30, 2002
Emerging Markets Fund                         1.45%           September 30, 2002
Fixed Income Fund                             0.70%           September 30, 2002
High Yield Bond Fund                          0.98%           September 30, 2002
Strategic Income Fund                         0.95%           September 30, 2002
Prime Obligations Fund                        0.48%           September 30, 2002
--------------------------------------------------------------------------------

(1)In the absence of contractual fee waivers and expense reimbursements, expense ratios for the funds would be higher. Based on the funds' most recently completed fiscal year, restated to reflect current fees, the expense ratios for the funds are as follows: Equity Income Fund, 0.95%; Equity Index Fund, 0.54%; Large Cap Core Fund, 0.96%; Large Cap Growth Fund, 0.98%; Large Cap Value Fund, 0.93%; Mid Cap Core Fund, 1.01%; Mid Cap Growth Fund, 1.05%; Mid Cap Index Fund, 0.59%; Mid Cap Value Fund, 0.99%; Small Cap Core Fund, 1.00%; Small Cap Growth Fund, 1.02%; Small Cap Index Fund, 0.87%; Small Cap Value Fund, 1.01%; Real Estate Securities Fund, 1.08%; International Fund, 1.41%; Emerging Markets Fund, 1.57%; Fixed Income Fund, 0.77%; High Yield Bond Fund, 1.21%; Strategic Income Fund, 1.01%; and Prime Obligations Fund, 0.51%. Expense ratios for High Yield Bond Fund are estimated for the current fiscal year as that fund has not been offered for a full fiscal year.


                      6     FUND PROFILE - FIRST AMERICAN ASSET ALLOCATION FUNDS

FIRST AMERICAN ASSET ALLOCATION FUNDS CONTINUED

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MANAGEMENT OF THE FUNDS

U.S. Bancorp Asset Management, Inc., is each fund's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of March 31, 2002, U.S. Bancorp Asset Management and its affiliates had more than $120 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages each fund's business and investment activities, subject to the authority of the funds' board of directors.

Each fund's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.

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MANAGEMENT OF THE UNDERLYING FUNDS

Each of the underlying funds is managed by a team of persons associated with U.S. Bancorp Asset Management, except for Strategic Income Fund, International Fund and Emerging Markets Fund, which are managed by teams of persons from Federated Global Investment Management Corp., Clay Finlay Inc. and Marvin & Palmer Associates, Inc., respectively.

Federated Global Investment Management Corp., a subsidiary of Federated Investors, Inc., is sub-advisor to Strategic Income Fund. The sub-advisor has been retained by the fund's investment advisor and is paid a portion of the advisory fee. Federated Global Investment Management Corp. manages the fund's investments in investment grade and high-yield foreign government and foreign corporate debt obligations. The sub-advisor and other subsidiaries of Federated Investors, Inc. serve as investment advisors to a number of investment companies and private accounts. As of December 31, 2001, Federated Investors, Inc. managed more than $180 billion in assets.

U.S. Bancorp Asset Management manages Strategic Income Fund's investments in U.S. government obligations, investment grade and high-yield domestic debt obligations and U.S.dollar- denominated foreign corporate debt obligations and determines how the fund's assets will be allocated among the three sectors in which the fund invests.

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to theInternational Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Clay Finlay has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of global, international (diversified and concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2001, Clay Finlay had more than $5.1 billion in assets under management.

Marvin & Palmer Associates (Marvin & Palmer) is the sub-advisor to Emerging Market Fund and is responsible for the investment and reinvestment of the fund's assets and the placement of brokerage transactions for the fund. Marvin & Palmer has been retained by the fund's investment advisor and is paid a portion of the advisory fee.

A privately held company founded in 1986, Marvin & Palmer is engaged in the management of global, non-United States, domestic and emerging markets equity portfolios, principally for institutional accounts. As of December 31, 2001, the sub-advisor managed a total of approximately $7.1 billion in investments.

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REVIEWING INVESTMENT OPTIONS

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.retirementpassport.com/0587.

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FUND DISTRIBUTIONS AND TAXES

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70- may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59- are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.

To inquire about or initiate loans against your 401(k) Savings Plan, call U-Connect at 1-800-806-7009 or log on to the Internet Web site at www.retirementpassport.com/0587.





FIRST AMERICAN FUNDS P.O. Box 1330 Minneapolis MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

First American Funds are distributed by Quasar Distributors, LLC which is located in Milwaukee, WI 53202 and is an affiliate of the investment advisor.

6/2002


                      6     FUND PROFILE - FIRST AMERICAN ASSET ALLOCATION FUNDS